Note 21 - Parent Company - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and due from banks	$ 39,886	$ 31,395
Investment securities available for sale	95,283	114,376
Other assets	9,144	7,502
TOTAL ASSETS	1,106,336	787,821
TOTAL LIABILITIES	986,473	710,861
STOCKHOLDERS' EQUITY	119,863	76,960	$ 62,304	$ 63,867
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,106,336	787,821
Parent Company [Member]
Cash and due from banks	1,766	2,543
Investment securities available for sale	625	1,139
Other assets	3,450	2,837
TOTAL ASSETS	128,150	85,244
Trust preferred securities	8,248	8,248
Other liabilities	39	36
TOTAL LIABILITIES	8,287	8,284
STOCKHOLDERS' EQUITY	119,863	76,960
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	128,150	85,244
Parent Company [Member] | Non Bank Subsidiary [Member]
Equity method investments	2,363	2,360
Parent Company [Member] | Subsidiary Banks [Member]
Equity method investments	$ 119,946	$ 76,365